RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions
Significant related party transactions were as follows (RMB in millions):

	2018	2019	2020
Commissions from Tongcheng-eLong (a)	190	217	151
Commissions from eLong (a)	63	—	—
Commissions from Huazhu (a)	61	72	78
Commissions from BTG (a)	93	91	49
Commissions to Tongcheng-eLong (b)	516	579	324
Commissions to eLong (b)	66	—	—
Commissions to LY.com (b)	6	—	—
Loans provided to and interest income from Tujia (c)	—	—	347

(a)
BTG, Huazhu and eLong, have entered into agreements with the Company, respectively, to provide hotel rooms for our end users. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong to provide hotel rooms for our end users. The transactions above represent the commissions earned from these related parties.

(b)
The Company entered into agreements with eLong and LY.com, upon which these related parties promote the Company’s hotel rooms on their platforms. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong and LY.com to promote the Company’s hotel rooms on their platforms.

(c)	In 2020, the Company provided loans of RMB340 million to Tujia. The loans bore interests of RMB7 million with repayment terms of 15~18 months.

Schedule of significant balances with related parties
Significant balances with related parties were as follows (RMB in millions):

	2019	2020
Due from related parties, current:
Trade related
Due from Tongcheng-eLong	2,149	1,084
Due from others	462	371
Non-trade related

Due from Tujia	—	347
Due from others	168	—

	2,779	1,802
Due from related parties, non-current:
Non-trade related
Due from others	25	25

	25	25

Due to related parties, current:
Trade relate d
Due to Tongcheng-eLong	181	127
Due to other s	219	114

	400	241